Document And Entity Information	May 22, 2023
Document Information [Line Items]
Entity, Registrant Name	DIAMEDICA THERAPEUTICS INC.
Document, Type	8-K
Document, Period End Date	May 22, 2023
Entity, Incorporation, State or Country Code	A1
Entity, File Number	001-36291
Entity, Address, Address Line One	301 Carlson Parkway, Suite 210
Entity, Address, City or Town	Minneapolis
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55305
City Area Code	763
Local Phone Number	312-6755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Voting common shares
Trading Symbol	DMAC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001401040